Other Income (Details) - Schedule of Other Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Income Abstract
Gains on reversal of accounts and other payables (Note)	[1]	$ 263,237	$ 960,564
Rent income		16,892	20,934	24,026
Indemnity income				19,793
Others		3,426	2,434
Other income		$ 283,555	$ 983,932	$ 43,819

[1]	During the year ended December 31, 2023 and 2022, certain suppliers ceased operation and became uncontactable, the Group assessed that the possibility of making repayment to the supplier as remote, therefore, the Group recognized gains on reversal of accounts and other payables of $263,237 and $960,564, respectively.